Consolidated Statements of Cash flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net Income (loss)	$ (8,122,070)	$ 1,366,257	$ 3,108,144
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash operating lease expenses	25,982	22,451	62,410
Stock based compensation		20,000
Depreciation and amortization	1,143,064	1,224,672	1,201,229
Provision of doubtful accounts	37,885	(186,814)	(7,918)
Inventory reserve	388,253	444,894	92,059
Deferred tax expense	203,544	189,838	(46,187)
Unrealized loss (gain) from investment in securities	5,527,381	853,000	(323,400)
investment income	(4,016)	(40,196)	(69,494)
Loss from assets disposal		8,755
Changes in operating assets and liabilities:
Accounts receivable	(1,223,035)	1,027,671	(545,175)
Bank acceptance notes receivable	(1,665,594)	8,744,826	387,673
Inventories	3,403,831	2,230,723	46,801
Prepayment to suppliers	492,858	41,869	(855,977)
Other current assets	1,414,305	(1,198,646)	(1,020,875)
Accounts payable	(1,618,317)	(805,443)	2,015,833
Contract liabilities	502,535	(1,827,461)	(1,221,897)
Contract liabilities - related parties		(17,066)	(17,467)
Deferred government grants	(126,198)	(275,963)	(407,563)
Tax payables	(612,274)	584,693	(1,142,721)
Accrued expenses and other payables	539,782	301,165	(897,496)
Operating lease liabilities	4,293	(55,036)	(12,945)
Net cash provided by operating activities	312,209	12,654,188	345,034
Cash flows from investing activities:
Purchase of property and equipment	(179,759)	(2,033,510)	(1,494,595)
Payment for construction in progress	(1,668,924)	(1,198,759)	(1,996,969)
Purchase of intangible assets	(1,865,406)	(26,683)	(1,810)
Purchase of investment in securities			(20,000,000)
Payment for short term investment	(1,000,000)
Purchase of non controlling interest	(28,356)		(706,658)
Net cash used in investing activities	(4,742,445)	(3,258,952)	(24,200,032)
Cash flows from financing activities:
Proceeds from bank loans	496,222	3,204,541
Repayment of bank loans	(141,778)	(3,051,944)	(7,681,081)
Proceeds from (Repayment of) bank notes payable	(1,544,722)	(6,090,126)	7,804,778
Non controlling interest contribution	56,711
Cash receipts from equity issuance, net of issuance cost			23,869,641
Dividend paid	(1,787,517)
Net cash provided by (used in) financing activities	(2,921,084)	(5,937,529)	23,993,338
Effect of exchange rate change on Cash, cash equivalents and restricted cash	(151,446)	(1,086,067)	601,903
Net increase (decrease) in Cash, cash equivalents and restricted cash	(7,502,766)	2,371,640	740,243
Cash, cash equivalents and restricted cash at beginning of period	14,979,013	12,607,373	11,867,130
Cash, cash equivalents and restricted cash at end of period	7,476,247	14,979,013	12,607,373
Supplemental cash flow information
Cash paid for interest	3,656	$ 122,237	152,499
Cash paid for income taxes	$ 27,440		$ 820,972